Subordinated Liabilities - Undated and dated loan capital (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2019	Dec. 31, 2018
26. Subordinated liabilities
Opening balance as at 1 January	£ 35,327	£ 24,193
Issuances	(6,785)	(221)	£ (3,041)	[1]
Redemptions	(7,804)	(3,246)
Other	(883)	14,159
Total subordinated liabilities	33,425	35,327	24,193
Undated subordinated liabilities					£ 1,073	£ 4,313
Dated subordinated liabilities					32,352	31,014
Total subordinated liabilities	£ 33,425	£ 24,193	£ 24,193		£ 33,425	£ 35,327

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39.